Common Stock and Additional Paid-in Capital - Issuance of common shares (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended			7 Months Ended	8 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 30, 2017	Feb. 17, 2017	Apr. 03, 2017	Mar. 17, 2017	Mar. 16, 2017	Aug. 10, 2017	Aug. 31, 2017	Aug. 29, 2017	Oct. 04, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 23, 2016
Net proceeds from stock issuance											$ 0	$ 568,883	$ 123,810
Value of shares issued												$ 742,585	$ 14,434
Private Placement
Price per share									$ 2.75
Net proceeds from stock issuance									$ 100,000
Number of shares issued									36,363,636
Private Placement | Sierra Investments Inc.
Number of shares issued									9,818,182
Rights Offering
Price per share								$ 2.75
Aggregate consideration								$ 100,000
Backstop Agreement
Price per share										$ 2.75
Number of shares issued										36,363,636
Backstop Agreement | Sierra Investments Inc.
Number of shares issued										36,057,876
Backstop Agreement | Existing shareholders
Net proceeds from stock issuance										$ 841
Number of shares issued										305,760
2016 Purchase Agreement
Number of shares issued		32,681
Maximum value of shares to be sold within 24 months														$ 200,000
Amount of common stock as commitment fee														$ 1,500
Value of shares issued	$ 200,000
2016 Purchase Agreement | Commitment Fee
Number of shares issued		263
2016 Purchase Agreement | Before reverse stock splits
Number of shares issued		71,864,590
2016 Purchase Agreement | Before reverse stock splits | Commitment Fee
Number of shares issued		844,335
February 2017 Purchase Agreement
Number of shares issued						118,165
Maximum value of shares to be sold within 24 months			$ 200,000
Amount of common stock as commitment fee			$ 1,500
Value of shares issued					$ 200,000
February 2017 Purchase Agreement | Commitment Fee
Number of shares issued						872
February 2017 Purchase Agreement | Before reverse stock splits
Number of shares issued						115,801,710
February 2017 Purchase Agreement | Before reverse stock splits | Commitment Fee
Number of shares issued						854,631
April 2017 Purchase Agreement
Net proceeds from stock issuance							$ 193,598
Number of shares issued							31,392,280
Maximum value of shares to be sold within 24 months				$ 226,400
Amount of common stock as commitment fee				$ 1,500
April 2017 Purchase Agreement | Commitment Fee
Number of shares issued							42,630
April 2017 Purchase Agreement | Before reverse stock splits
Number of shares issued							123,998,456
April 2017 Purchase Agreement | Before reverse stock splits | Commitment Fee
Number of shares issued							879,711